Annual Total Returns [BarChart]	Mar. 01, 2021
iShares iBonds Dec 2026 Term Muni Bond ETF | iShares iBonds Dec 2026 Term Muni Bond ETF
Bar Chart Table:
Annual Return 2020	5.47%